Related parties - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management personnel
Disclosure of transactions between related parties [line items]
Key management personnel remuneration paid	$ 38	$ 34	$ 26